RS Variable Products Trust

Filed pursuant to Rule 497(e)

File Nos. 333-135544 and 811-21922

Supplement to the Statement of Additional Information

dated May 1, 2014, as revised August 15, 2014

Effective September 15, 2014, Marc Gross is no longer co-portfolio manager of RS High Yield VIP Series, and all references to Mr. Gross in the Statement of Additional Information are removed.

September 15, 2014